Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Parenthetical) (Detail)	May 11, 2021 Exchange_Rate	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.9223	19.9487
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		19.9487	18.8452
Euro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		24.4052	21.1537